Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Basic and Diluted Earnings per Share From Operations
Basic earnings per share from operations for the years ended December 31, 2017, 2018 and 2019, is calculated as follows:

	2017		2018		2019
Profit attributable to ordinary shares (In millions of Korean won)	￦	461,559	￦	645,571	649,109
Weighted average number of ordinary shares outstanding (In number of shares)		245,017,175		245,049,466	245,171,283
Basic earnings per share (In Korean won)		1,884		2,634	2,648
Diluted earnings per share from operations is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares. The Controlling Company has dilutive potential ordinary shares from convertible preferred stocks, stock options and other share-based payments.

Diluted earnings per share from operations for the years ended December 31, 2017, 2018 and 2019 is calculated as follows:

	2017		2018		2019
Profit attributable to ordinary shares (In millions of Korean won)	￦	461,559	￦	645,571	649,109
Adjustment to net income attributable to ordinary shares (In millions of Korean won)		—		—	(157)
Diluted profit attributable to ordinary shares (In millions of Korean won)		461,559		645,571	648,952
Number of dilutive potential ordinary shares outstanding (In number of shares)		79,880		1,163	70,267
Weighted average number of ordinary shares outstanding (In number of shares)		245,097,055		245,050,629	245,241,550
Diluted earnings per share (In Korean won)		1,883		2,634	2,646